Carrying Amount of Investment (Detail) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 VisionChina Media Inc.	Jan. 13, 2011 VisionChina Media Inc.	Dec. 31, 2011 VisionChina Media Inc. Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Underlying equity in net assets						$ 16,559,187
Acquired intangible assets, net						38,614,111
Goodwill	459,112,676	425,334,632	410,368,691			2,102,814
Equity Method Investment, Aggregate Cost, Total						57,276,112
Impairment loss	(38,265,294)					(38,265,294)
Total carrying amount	19,010,818			19,010,818
Quoted market price				$ 1.24	$ 3.979
Aggregate market value				$ 19,010,818